Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	Pinduoduo Inc.
Entity Central Index Key	0001737806
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3